Income Tax (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Income tax rate	15.00%
Uncertain tax positions (in Yuan Renminbi)		¥ 1,395,000
Withholding tax rate	10.00%
Investments in subsidiaries and joint venture (in Yuan Renminbi)		217,324,000
Unused tax losses [member]
Income Tax (Details) [Line Items]
Tax losses (in Yuan Renminbi)	¥ 64,748,000	¥ 9,133,000
Bottom of range [member]
Income Tax (Details) [Line Items]
Withholding tax rate	5.00%
Top of range [member]
Income Tax (Details) [Line Items]
Withholding tax rate	10.00%